Supplemental cash flow information - Changes in Non-cash Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in non-cash working capital:
Trade and other receivables	$ 76,721	$ 25,847
Inventories	(27,644)	106,907
Prepaid expenses	4,059	(5,264)
Trade, other payables and accrued liabilities, including long-term payables included in other long-term liabilities	107,199	(123,660)
Decrease (increase) in non-cash working capital	160,335	3,830
Adjustments for items not having a cash effect and working capital changes relating to taxes and interest paid	(43,259)	17,107
These changes relate to the following activities:
Operating	64,923	9,426
Investing	52,153	11,511
Changes in non-cash working capital	$ 117,076	$ 20,937